CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (7,256)	$ (40,118)	$ (25,107)
Adjustments to reconcile net loss to net cash used in operating activities:
Share of net loss of subsidiaries			(6,463)
Gain on sale of marketable equity securities		(1,517)	(367)
Gain on disposal of equity interest	(1,472)
Changes in assets and liabilities:
Prepayments and other current assets	(2,014)	(10)	(64)
Accrued expenses and other current liabilities	3,191	720	1,713
Net cash (used in)/provided by operating activities	7,101	(26,772)	(31,052)
Cash flows from investing activities:
Proceeds from disposal of marketable equity securities		1,585	387
Proceeds from disposal of equity interest of VMF Shanghai	10,410
Net cash provided by/(used in) investing activities	(2,371)	7,042	12,082
Cash flows from financing activities:
Repurchase of shares	(7,396)	(2,654)	(1,172)
Proceeds from exercise of share options	64		78
Net cash provided by/(used in) by financing activities	1,666	(1,936)	1,804
Net (decrease)/increase in cash and cash equivalents	6,305	(20,264)	(15,019)
Cash and cash equivalents at beginning of year	49,227	69,491	84,510
Cash and cash equivalents at end of year	55,532	49,227	69,491
The company
Cash flows from operating activities:
Net loss	(619)	(28,200)	(18,644)
Adjustments to reconcile net loss to net cash used in operating activities:
Share of net loss of subsidiaries	221	28,061	17,499
Gain on sale of marketable equity securities		(1,517)	(367)
Gain on disposal of equity interest	(1,133)
Changes in assets and liabilities:
Amounts due from subsidiaries	1,413	1,841	(11,795)
Prepayments and other current assets	162	(130)
Accrued expenses and other current liabilities	(297)	(112)	891
Net cash (used in)/provided by operating activities	(253)	(57)	(12,416)
Cash flows from investing activities:
Proceeds from disposal of marketable equity securities		1,585	387
Proceeds from disposal of equity interest of VMF Shanghai	10,410
Net cash provided by/(used in) investing activities	10,410	1,585	387
Cash flows from financing activities:
Repurchase of shares	(7,396)	(2,654)	(1,172)
Proceeds from exercise of share options	64		78
Net cash provided by/(used in) by financing activities	(7,332)	(2,654)	(1,094)
Net (decrease)/increase in cash and cash equivalents	2,825	(1,126)	(13,123)
Cash and cash equivalents at beginning of year	2,057	3,183	16,306
Cash and cash equivalents at end of year	$ 4,882	$ 2,057	$ 3,183